As filed with the Securities and Exchange Commission on October 17, 2006

                      1933 Act Registration No. 333-137002

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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-14AE

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                [ ] Pre-Effective                [X] Post-Effective
                    Amendment No.                    Amendment No. 1


                      PHOENIX STRATEGIC EQUITY SERIES FUND
                         (Phoenix Strategic Growth Fund)
               [Exact Name of Registrant as Specified in Charter]

                 Area Code and Telephone Number: (800) 243-1574

                                101 Munson Street
                         Greenfield, Massachusetts 01301
                       -----------------------------------
                    (Address of Principal Executive Offices)

                               Kevin J. Carr, Esq.
                      Vice President, Chief Legal Officer,
                    Counsel and Secretary for the Registrant
                         Phoenix Life Insurance Company
                                One American Row
                        Hartford, Connecticut 06103-2899
                    -----------------------------------------
                     (Name and Address of Agent for Service)

                        Copies of All Correspondence to:
                             Robert N. Hickey, Esq.
                            Sullivan & Worcester LLP
                               1666 K Street, N.W.
                             Washington, D.C. 20006


     It is proposed that this filing will become effective:

     [X] immediately on filing pursuant to paragraph (b)
     [ ] on _____  pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on _____  pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on _____  pursuant to paragraph (a)(2) of Rule 485
     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     This Post-Effective Amendment No. 1 to the Registration Statement on Form N-14AE of Phoenix Strategic Equity Series Fund, filed with the Securities and Exchange Commission on August 30, 2006 (Accession No. 0000949377-06-000730; File No. 333-137002), is being filed to add Exhibit (12) to the Registration Statement. No information contained in Parts A or B of the Registration Statement, which are incorporated herein by reference in their entirety, is amended, deleted or superceded hereby.

                      PHOENIX STRATEGIC EQUITY SERIES FUND

                                     PART C

                                OTHER INFORMATION


Item 15. Indemnification.

     The Agreement and Declaration of Trust of Phoenix Strategic Equity Series Fund (the "Trust") dated as of June 23, 2000, and the By-Laws of the Registrant provide that no trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties. The Investment Advisory Agreement, Underwriting Agreement, Master Custodian Contract, and Transfer Agency and Service Agreement, each provides that the Trust will indemnify the other party (or parties, as the case may be) to the agreement for certain losses.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits:

1. Agreement and Declaration of Trust of the Registrant, dated June 23, 2000, filed via EDGAR with Post-Effective Amendment No. 41 (File No. 033-6931)on August 28, 2000, and incorporated herein by reference.

2(a). Amended and Restated By-Laws of the Registrant, dated November 16, 2005, filed via EDGAR with Post-Effective Amendment No. 53 (File No. 033-6931) on September 29, 2006, and incorporated herein by reference.

2(b). Amendment No. 1 to the Amended and Restated By-Laws of the Registrant, filed via EDGAR with Post-Effective Amendment No. 53 (File No. 033-6931) on September 29, 2006, and incorporated herein by reference.

3.     Not applicable.

4.     Form  of  Agreement   and  Plan  of   Reorganization. Exhibit  A  to  the
       Prospectus/Information Statement contained in Part A of this Registration Statement.

5.     None other than as set forth in Exhibits 1 and 2.

6(a). Amended and Restated Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc. ("PIC") dated November 20, 2002, filed via EDGAR with Post-Effective Amendment No. 45 (File No. 033-6931) on August 26, 2003, and incorporated herein by reference.

6(b). First Amendment to the Amended and Restated Investment Advisory Agreement between Registrant and PIC dated July 29, 2005, on behalf of the Dynamic Growth Fund and Fundamental Growth Fund, filed via EDGAR with Post-Effective Amendment No. 51 (File No. 033-6931) on July 28, 2006, and incorporated herein by reference.

6(c). Subadvisory Agreement between PIC and Seneca Capital Management LLC ("Seneca") dated August 6, 1999, on behalf of Strategic Theme Fund, filed via EDGAR as Exhibit d.7 with Post-Effective Amendment No. 39 (File No. 033-6931) on May 11, 2000, and incorporated herein by reference.

6(d). Amendment to Subadvisory Agreement between PIC and Seneca dated November 20, 2002 on behalf of the Strategic Growth Fund, filed via EDGAR with Post-Effective Amendment No. 45 (File No. 033-6931) on August 26, 2003, and incorporated herein by reference.

7(a). Underwriting Agreement between Registrant and Phoenix Equity Planning Corporation ("PEPCO") dated November 19, 1997, filed via EDGAR as
       Exhibit 6.1 with Post-Effective Amendment No. 28 (File No. 033-6931) on February 13, 1998, and incorporated herein by reference.

7(b). Form of Sales Agreement between PEPCO and dealers effective June 2006, filed via EDGAR with Post-Effective Amendment No. 51 (File No. 033-6931) on July 28, 2006, and incorporated herein by reference.

8. Form of Deferred Compensation Plan applicable to the Board of Trustees, filed via EDGAR with Post- Effective Amendment No. 49 (File No. 033-6931) on July 22, 2005, and incorporated herein by reference .

9(a). Master Custodian Contract between Registrant and State Street Bank and Trust Company dated May 1, 1997, filed via EDGAR as Exhibit 8 with Post-Effective Amendment No. 27 (File No. 033-6931) on October 27, 1997, and incorporated herein by reference.

9(b). Amendment dated February 10, 2000 to Master Custodian Contract dated May 1, 1997 between Registrant and State Street Bank and Trust Company, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-6931) on ugust 23, 2004, and incorporated herein by reference.

9(c). Amendment dated July 2, 2001 to Master Custodian Contract dated May 1, 1997 between Registrant and State Street Bank and Trust Company, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-6931) on August 23, 2004, and incorporated herein by reference.

9(d). Amendment dated May 10, 2002 to Master Custodian Contract dated May 1, 1997 between Registrant and State Street Bank and Trust Company, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-6931) on August 23, 2004, and incorporated herein by reference.

10(a). Amended and Restated Distribution Plan for Class A Shares, effective November 18, 1998, filed via EDGAR as Post-Effective Amendment No. 53 (File No. 033-6931) on September 29, 2006, and incorporated herein by reference.

10(b). Distribution Plan for Class B Shares, effective May/June 2000, filed via EDGAR with Post-Effective Amendment No. 41 (File No. 033-6931) on August 28, 2000, and incorporated herein by reference.

10(c). Distribution Plan for Class C Shares, effective May/June 2000, filed via EDGAR with Post-Effective Amendment No. 41 (File No. 033-6931) on August 28, 2000, and incorporated herein by reference.

10(d). First Amendment to the Amended and Restated Distribution Plan for Class A Shares effective May 21, 2003 filed via EDGAR with Post-Effective Amendment No. 45 (File No. 033-6931) on August 26, 2003, and incorporated herein by reference.

10(e). 2006 Amended and Restated Rule 18f-3 Multi-Class Distribution Plan, adopted August 23, 2006, filed via EDGAR with Post-Effective Amendment No. 53 (File No. 033-6931) on September 29, 2006, and incorporated herein by reference.

10(f). First Amendment to 2004 Amended and Restated Rule 18f-3 Multi-Class Distribution Plan, adopted August 17, 2004, filed via EDGAR with Post-Effective Amendment No. 49 (File No. 033-6931) on July 22, 2005, and incorporated herein by reference.

10(g). Second Amendment to 2004 Amended and Restated Rule 18f-3 Multi-Class Distribution Plan, adopted August 17, 2004, filed via EDGAR with Post-Effective Amendment No. 49 (File No. 033-6931) on July 22, 2005, and incorporated herein by reference.

11. Opinion and consent of Kevin J. Carr, Esq., filed via EDGAR with the Registration Statement on Form N-14AE (File No. 333-137002) on August 30, 2006, and incorporated herein by reference.

12. Tax opinion and consent of McDermott Will & Emery LLP. To be filed by amendment.

13(a). Transfer Agency and Service Agreement between Registrant and PEPCO dated June 1, 1994, filed via EDGAR as Exhibit 9.1 with Post-Effective Amendment No. 25 (File No. 033-6931) on August 20, 1997, and incorporated herein by reference.

13(b). First Amendment to Transfer Agency and Service Agreement between Registrant and PEPCO Inc. dated February 28, 2004, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-6931) on August 23, 2004, and incorporated herein by reference.

13(c). Second Amendment to the Transfer Agency and Service Agreement between Registrant and PEPCO dated May 18, 2005, filed with Post-Effective

13(d). Amended and Restated Financial Agent Agreement between Registrant and PEPCO dated November 19, 1997, filed via EDGAR as Exhibit 9.3 with Post-Effective Amendment No. 28 (File No. 033-6931) on February 13, 1998, and incorporated herein by reference.

13(e). First Amendment to Financial Agent Agreement between Registrant and PEPCO, effective as of February 27, 1998, filed via EDGAR as Exhibit 9.4 with Post-Effective Amendment No. 29 (File No. 033-6931) on August 28, 1998, and incorporated herein by reference.

13(f). Second Amendment to Financial Agent Agreement between Registrant and PEPCO, effective as of June 1, 1998, filed via EDGAR as Exhibit 9.5 with Post-Effective Amendment No. 29 (File No. 033-6931) on August 28, 1998, and incorporated herein by reference.

13(g). Third Amendment to Amended and Restated Financial Agent Agreement between Registrant and PEPCO effective as of January 1, 2003, filed via EDGAR with Post-Effective Amendment No. 45 (File No. 033-6931) on August 26, 2003, and incorporated herein by reference.

13(h). Fourth Amendment to the Amended and Restated Financial Agent Agreement between Registrant and PEPCO, effective as of October 21, 2004, filed via EDGAR with Post-Effective Amendment No. 50 (File No. 033-6931) on February 15, 2006, and incorporated herein by reference.

13(i). Sub-Transfer Agency and Service Agreement between PEPCO and Boston Financial Data Services, Inc. dated as of January 1, 2005, filed via EDGAR with Post-Effective Amendment No. 51 (File No. 033-6931) on
        July 28, 2006, and incorporated herein by reference.

14. Consent of PricewaterhouseCoopers LLP with respect to Phoenix Strategic Growth Fund of the Registrant and Phoenix Large-Cap Growth Fund of the Registrant, filed via EDGAR with the Registration Statement on Form N-14AE (File No. 333-137002) on August 30, 2006, and incorporated herein by reference.

15.     Not applicable.

16. Powers of Attorney for E. Virgil Conway, Harry Dalzell-Payne, Francis E. Jeffries, Leroy Keith, Jr., Marilyn E. LaMarche, Philip R. McLoughlin, Geraldine M. McNamara, James M. Oates and Richard E. Segerson, filed via EDGAR with the Registration Statement on Form N-14AE (File No. 333-137002) on August 30, 2006, and incorporated herein by reference.

17.     Not applicable.


Item 17. Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.



                                   SIGNATURES

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed on behalf of the registrant, in the City of Hartford, and State of Connecticut on the 17th day of October, 2006.

                                            PHOENIX STRATEGIC EQUITY SERIES FUND

ATTEST:  /s/ Kevin J. Carr                  By:      /s/ Daniel T. Geraci
Name:       Kevin J. Carr                   Name:    Daniel T. Geraci
Title:      Secretary                       Title:   President

     As required by the Securities Act of 1933, the following persons have signed this Post-Effective Amendment No. 1 to the Registration Statement in the capacities indicated on the 17th day of October, 2006.

Signatures                       Title

/s/ E. Virgil Conway             Trustee
E. Virgil Conway*

/s/ W. Patrick Bradley           Chief Financial Officer and Treasurer
W. Patrick Bradley               (Principal Financial and Accounting Officer)


/s/ Harry Dalzell-Payne          Trustee
Harry Dalzell-Payne*

/s/ Daniel T. Geraci             President (Principal Executive Officer)
Daniel T. Geraci

/s/ Francis E. Jeffries          Trustee
Francis E. Jeffries*

/s/ Leroy Keith, Jr.             Trustee
Leroy Keith, Jr.*

/s/ Marilyn E. LaMarche          Trustee
Marilyn E. LaMarche*

/s/ Philip R. McLoughlin         Chairman
Philip R. McLoughlin*

/s/ Geraldine M. McNamara        Trustee
Geraldine M. McNamara*

/s/ James M. Oates               Trustee
James M. Oates*


/s/ Richard E. Segerson          Trustee
Richard E. Segerson*

* By: /s/ Daniel T. Geraci
         Daniel T. Geraci
         Attorney-in-fact, pursuant to powers of attorney.

                                  EXHIBIT INDEX

Exhibit         Item
12.             Tax opinion and consent of McDermott Will & Emery LLP